Other investments (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)
Other investments
Equity investments with readily determinable fair value, Original cost					¥ 46,779		¥ 149,406
Available-for-sale debt securities, Original cost					160,314		160,314
Equity investments without readily determinable fair value, Original cost					586,712		1,231,238
Other investments, Original cost					793,805		1,540,958
Equity investments with readily determinable fair value, Unrealized gains (loss)				¥ 105,235	(442)	¥ 0
Equity investments without readily determinable fair value, Unrealized gains (loss)				68,163
Other investments, Unrealized gains (loss)				173,398	(442)
Equity investments with readily determinable fair value, Accumulated impairment					(48,634)		(48,634)
Available-for-sale debt securities, Accumulated impairment					(15,000)		(35,073)
Equity investments without readily determinable fair value, Accumulated impairment					(225,206)		(225,206)
Other investments, Accumulated impairment					(288,840)		(308,913)
Equity investments with readily determinable fair value, Translation difference				11,029	2,649
Available-for-sale debt securities, Translation difference				5,117	616
Equity investments without readily determinable fair value, Translation difference				48,962	26,134
Other investments, Translation difference				65,108	29,399
Equity investments with readily determinable fair value, Estimated Fair value					352		217,036
Available-for-sale debt securities, Estimated Fair value					145,930		130,358
Equity investments without readily determinable fair value, Estimated Fair value					387,640		1,123,157
Other Investments, Estimated Fair value			$ 213,882		533,922		¥ 1,470,551
Gain on disposal of the investment			27,902	191,842	55,615
Impairment loss on available-for-sale debt securities				20,073	15,000	0
Impairment loss on equity investments without readily determinable fair value				0	118,026	65,940
ASU 2016-01
Other investments
Accumulated loss	¥ 400
Equity investments with readily determinable fair value
Other investments
Gain on disposal of the investment					55,615
Disposal of investments				0		0
Impairment loss on equity investments with readily determinable fair value				0	¥ 0	¥ 48,634
Equity investments with readily determinable fair value | ASU 2016-01
Other investments
Accumulated loss				442
Private equity fund | Equity investments without readily determinable fair value
Other investments
Maximum limit to invest in equity investments without readily determinable fair value | $			$ 250,000					$ 250,000
Investments made in equity investments without readily determinable fair value				¥ 126,100
Guofu Life Insurance Co., Ltd | Equity investments without readily determinable fair value
Other investments
Investments made in equity investments without readily determinable fair value		¥ 240,000
Private Company, Engaged in Global High-quality Food Sales [Member] | Equity investments without readily determinable fair value
Other investments
Investments made in equity investments without readily determinable fair value		¥ 144,400